Finance Lease Obligation	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Finance Lease Obligation
Note 10 – Finance Lease Obligation

A.	Composed as follows:

	Linkage	Interest rate	December 31	December 31
	Terms	2016 and 2017	2017	2016
		%	Euro€ in thousands
Leasing institution	EURIBOR	3.5	4,020	4,338
Current maturities			330	318
Leasing institution-long term			3,690	4,020

1.
On December 31, 2010, two wholly-owned Italian subsidiaries of the Company entered into financial leasing agreements, (the “Leasing Agreements”) in the amount of euro 3,000 thousand each (euro 6,000 thousand in total) for the financing of the subsidiaries, with a nominal annual interest rate of 3.43%. The Company is required to make monthly payments in the amount of euro 20 thousand each, commencing 210 days after issuance, for the duration of the Leasing Agreements (17 years) which are linked to the 3 months EURIBOR. As of December 31, 2011, the first two drawdowns under the Leasing Agreements were received in the aggregate amount of approximately euro 5 million net of expenses capitalized in the amount of approximately euro 1.142 million comprised mainly of Cadastral tax and VAT paid in connection with the Leasing Agreements. In March 2012, the final drawdown under the Leasing Agreements was received in the amount of approximately euro 818.5 thousand.

2.	The Leasing Agreements include the following covenants:

a.	A declaration that the shareholders credit towards the two Italian wholly-owned subsidiaries will be subordinated to the leasing company’s credit;
b.
The Company undertook not to transfer the entire holdings in two wholly-owned Italian subsidiaries and shares not exceeding 20% of its holdings in the wholly-owned Luxembourgian subsidiary that wholly-owns the two Italian subsidiaries;

c.	The Company undertook to assign (as guarantee) the receivables from GSE; and
d.	The Company undertook to encumber in favor of the leasing company the rights in connection with the guarantees provided under the EPC Contracts and the Operation and Maintenance agreements.

3.
The Company accounted for the transaction as a sale and a finance leaseback as the Company retained the significant risks and benefits of ownership related to its relevant PV Plants. The carrying value of the photovoltaic plants was left unchanged, with the sales proceeds recorded as a finance lease obligation. As of December 31, 2017, the financial covenants were met.

B.	The aggregate annual maturities are as follows:

	December 31	December 31
	2017	2016
	€ in thousands
Second year	342	329
Third year	354	342
Fourth year	366	354
Fifth year	379	366
Sixth year and thereafter	2,249	2,629
	3,690	4,020
Current maturities	330	318
Finance lease obligation	4,020	4,338